Supplemental Financial Data (Tables)	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Schedule of Other Operating Expenses

Components of other operating expenses in excess of 1% of total revenue are as follows:

	Years Ended
	December 31,
	2013	2012
Security	$348,390	$350,812
Computer expenses	1,089,953	1,054,511
Audit and professional fees	920,130	1,002,264
Telephone expenses	193,788	159,583
FDIC insurance assessments	1,014,956	1,010,325
General liability insurance	240,399	167,477
Other losses	518,424	130,336
Employee fraud loss	933,000	-
Courier Expenses	137,758	155,287